UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 3/31/09

Item 1.  Reports to Stockholders.

The Oxford Global Total Return Fund

Semi-Annual Report

March 31, 2009

Investor Information: 1-877-350-8668

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Oxford Global Total Return Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Dear Shareholder,

On behalf of Oxford Private Client Group I would like to express my gratitude to our shareholders and the staff for a successful launch and implementation of the Oxford Global Total Return Fund.

I am please with the results during a period of volatility and uncertainty of historical proportion while maintaining a conviction to our methodology and shareholder interest.

For the first quarter 2009 the fund provided stability to NAV and concluded with 1.3%, 1.19%, and 1.2% for the A- share, C- share and I– share respectively.  This is compared to the S&P 500 of -11.67%.

Through the majority of the period we maintained liquidity and preservation in cash and added our first equity components on March 3rd 2009.  This equated to an estimated 20% of the fund that time.

We continue to explore our options on the non equity side as it pertains to the logistics to ensure shareholder transparency and execution.  We anticipate this will increase yield during periods of under weighting equity positions.

We have not been eager to enter the global equity markets due to the increased volatility and uncertainty underlying our current economy and market environment.

We are monitoring, daily, the market cycle locations globally and will act accordingly as greater stability and certainty is present.  A full analysis is available to all shareholders in our comprehensive Oxford First Quarter Review.

Again, I would like to thank our shareholders for their continued commitment to the Oxford Private Client Group and we look forward to a brighter future and the opportunity of success that capitalism provides.

Until next time,

Bo Beckman

Sr. Portfolio Manager

The Oxford Global Total Return Fund

____________________

The above performance data is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call (877) 350-8668.

The S&P 500 is an unmanaged market capitalization-weighted index of common stocks.  You cannot invest directly in an index.

Oxford Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2009
Shares		Market Value
	COMMON STOCK - 14.56%
	AEROSPACE / DEFENSE - 1.26%
1,000	Lockheed Martin Corp.	$ 69,030

	AGRICULTURE - 0.80%
1,000	Altria Group, Inc.	16,020
1,000	Archer-Daniels-Midland Co.	27,780
		43,800
	BEVERAGES - 0.81%
1,000	Diageo PLC - ADR	44,750

	CHEMICALS - 0.86%
1,000	BASF SE - ADR	30,290
2,000	Dow Chemical Co.	16,860
		47,150
	ENGINEERING & CONSTRUCTION - 0.25%
1,000	ABB Ltd. - ADR	13,940

	EXCHANGE TRADED FUNDS - 0.57%
400	ProShares Short S&P500	31,204

	FOOD - 0.36%
1,000	Unilever NV	19,600

	HOME FURNISHINGS - 0.37%
1,000	Sony Corp.	20,630

	HOUSEHOLD PRODUCTS - 0.84%
1,000	Kimberly-Clark Corp.	46,110

	MEDIA - 0.33%
1,000	Walt Disney Co.	18,160

	MISCELLANEOUS MANUFACTURING - 2.31%
1,000	3M Co.	49,720
2,000	General Electric Co.	20,220
1,000	Siemens AG - ADR	56,970
		126,910
	OIL & GAS - 2.43%
1,000	BP PLC - ADR	40,100
1,000	Royal Dutch Shell PLC - ADR	44,300
1,000	Total Fina Elf SA - ADR	49,060
		133,460

The accompanying notes are an integral part of these financial statements.

Oxford Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2009
Shares		Market Value
	PHARMACEUTICALS - 1.72%
1,000	AstraZeneca PLC - ADR	$ 35,450
1,000	GlaxoSmithKline PLC - ADR	31,070
1,000	Sanofi-Aventis SA - ADR	27,930
		94,450
	SEMICONDUCTORS - 0.58%
1,000	Intel Corp.	15,050
1,000	Texas Instruments, Inc.	16,510
		31,560
	TELECOMMUNICATIONS - 1.07%
1,000	BT Group PLC - ADR	11,170
1,000	Deutsche Telekom AG - ADR	12,350
1,000	France Telecom SA- ADR	22,660
1,000	Telecom Italia - ADR	12,790
		58,970

	TOTAL COMMON STOCK - 14.56%	799,724
	( Cost - $726,005)
	OTHER ASSETS LESS LIABILITIES - 85.44%	4,691,459
	NET ASSETS - 100.00%	$ 5,491,183
	_________
	ADR - American Depositary Reciept.

The accompanying notes are an integral part of these financial statements.

Oxford Global Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2009

Assets:
Investments in Securities at Market Value (identified cost $726,005)	$ 799,724
Cash	4,617,865
Dividends and Interest Receivable	2,314
Due From Adviser	11,558
Receivable for Fund Shares Sold	71,111
Prepaid Expenses and Other Assets	4,328
Total Assets	5,506,900

Liabilities:
Accrued Distribution Fees	1,141
Accrued Expenses Payable to Other Affiliates	7,492
Other Accrued Expenses and Liabilities	7,084
Total Liabilities	15,717

Net Assets	$ 5,491,183

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets (Unlimited shares of no par beneficial interest	$ 5,442,074
authorized; 535,937 shares outstanding)
Net Asset Value ($5,442,074 / 535,937shares outstanding)	$ 10.15
Offering Price Per Share ($10.15/0.950)	$ 10.68
Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest	$ 49,098
authorized; 4,813 shares outstanding)
Net Asset Value ($49,098/4,813 shares outstanding)	$ 10.20
Class I Shares:
Net Assets (Unlimited shares of no par beneficial interest	$ 10.25
authorized; 1 share outstanding)
Net Asset Value ($10.25/1 share outstanding)	$ 10.25

Composition of Net Assets:
At March 31, 2009, Net Assets consisted of:
Paid-in-Capital	$ 5,415,576
Accumulated Net Investment Income	2,465
Accumulated Net Realized Loss From Security Transactions	(577)
Net Unrealized Appreciation on Investments	73,719
Net Assets	$ 5,491,183

The accompanying notes are an integral part of these financial statements.

Oxford Global Total Return Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2009*

Investment Income:
Interest Income	$ 66,492
Dividend Income	2,012
Total Investment Income	68,504

Expenses:
Investment Advisory Fees	14,350
Distribution Fees, Class A	4,756
Distribution Fees, Class C	64
Administration Fees	13,699
Fund Accounting Fees	12,404
Transfer Agent Fees	7,322
Audit Fees	5,138
Printing Expense	5,138
Chief Compliance Officer Fees	4,624
Custody Fees	2,055
Legal Fees	1,638
Registration & Filing Fees	1,210
Trustees' Fees	856
Miscellaneous Expenses	685
Insurance Expense	211
Total Expenses	74,150
Less: Expenses Reimbursed by Adviser	(35,448)
Net Expenses	38,702
Net Investment Gain	29,802

Net Realized and Unrealized Gain on Investments:
Net Realized Loss on Investments	(577)
Net Change in Unrealized Appreciation on Investments	73,719
Net Realized and Unrealized Gain on Investments	73,142

Net Increase in Net Assets Resulting From Operations	$ 102,944
_______
*Beginning November 11, 2008 (commencement of operations).

The accompanying notes are an integral part of these financial statements.

Oxford Global Total Return Fund
STATEMENT OF CHANGES IN NET ASSETS

For the period
ended
March 31, 2009*
Operations:	(Unaudited)
Net Investment Income	$ 29,802
Net Realized Loss on Investments	(577)
Net Change in Unrealized Appreciation on Investments	73,719
Net Increase in Net Assets
Resulting From Operations	102,944

Distributions to Shareholders From:
Net Investment Income:
Class A ($0.05 per share)	(27,337)
Total Distributions to Shareholders	(27,337)

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued (899,931 shares)	9,017,910
Distributions Reinvested (2,731 shares)	27,337
Cost of Shares Redeemed (366,725 shares)	(3,678,260)
Total Class A Transactions	5,366,987

Class C:
Proceeds from Shares Issued (6,301 shares)	63,609
Cost of Shares Redeemed (1,488 shares)	(15,030)
Total Class C Transactions	48,579

Class I:
Proceeds from Shares Issued (1 share)	10
Total Class I Transactions	10

Net Increase in Net Assets from Capital Share Transactions	5,415,576

Increase in Net Assets	5,491,183

Net Assets:
Beginning of Period	-
End of Period (including accumulated net investment
income of $2,465)	$ 5,491,183
_____
*Beginning November 11, 2008 (commencement of operations).

The accompanying notes are an integral part of these financial statements.

Oxford Global Total Return Fund
FINANCIAL HIGHLIGHTS (Unaudited)

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the period ended March 31, 2009*

	Class A	Class C	Class I
Net Asset Value, Beginning of Period	$ 10.00	$ 10.00	$ 10.00

Increase From Operations:
Net investment income (loss) (a)	0.06	(0.05)	0.12
Net gain from securities
(both realized and unrealized)	0.14	0.25	0.13
Total from operations	0.20	0.20	0.25
Distributions to shareholders from:
Net investment income	(0.05)	-	-
Net realized gains	-	-	-
Total distributions	(0.05)	-	-

Net Asset Value, End of Period	$ 10.15	$ 10.20	$ 10.25

Total Return (b) (d)	1.97%	2.00%	2.50%

Ratios/Supplemental Data
Net assets, end of period	$ 5,442,074	$ 49,098	$ 10
Ratio of expenses to average net assets (c),
before reimbursement	3.84%	4.59%	3.59%
net of reimbursement	2.00%	2.75%	1.75%
Ratio of net investment income to
average net assets (c)	1.56%	(1.32)%	1.81%
Portfolio turnover rate (d)	91%	91%	91%

__________
*Beginning November 11, 2008 (commencement of operations).
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Oxford Global Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2009

1.

ORGANIZATION

Oxford Global Total Return Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The Fund offers three classes of shares designated as Class A, Class C and Class I.  Each class represents an interest in the same assets of the Fund.  Class A shares are sold with a maximum front-end sales charge of 5.00%.  Class C and Class I shares are offered continuously at net asset value.  The primary investment objective of the Fund is long term total return.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Oxford Global Total Return

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2009

Various inputs are used in determining the value of each fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	799,724
Level 2– Other Significant Observable Inputs	-	-
Level 3– Significant Unobservable Inputs**	-	-
Total	799,724	-

          *Other financial instruments may include futures, forwards, swap contracts and securities sold short.

        **The Fund did not hold any Level 3 securities during the year

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund has adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Generally, the tax authorities can examine all tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Oxford Global Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2009

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by The Oxford Private Client Group, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund.  For the period ended March 31, 2009, the Adviser earned advisory fees of $14,350.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until November 30, 2009, so that the total annual operating expenses of the Fund do not exceed 1.75% for Class I, 2.00% for Class A, and 2.75% for Class C shares of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  During the period ended March 31, 2009, the Adviser waived fees of $35,448, all of which is subject to recapture by the Adviser through March 31, 2012.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Oxford Global Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2009

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,250, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended March 31, 2009, the Fund incurred expenses of $4,624 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended March 31, 2009, GemCom received $1,510 for providing such services.  The printing expenses disclosed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities.  For the period ended March 31, 2009, the Fund incurred distribution fees of $4,756 and $64 for Class A shares and Class C shares, respectively.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended March 31, 2009, amounted to $726,005 and $0, respectively.  The cost basis of securities for federal income tax purposes was $726,005.  Gross unrealized appreciation and depreciation on investments as of March 31, 2009 aggregated $79,800 and $6,081, respectively.

5.

TAX INFORMATION

During the period ended March 31, 2009, the Fund’s Class A shares paid a distribution of $27,337 that was categorized as ordinary income for tax purposes.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have, if any, on the Fund’s financial statements and related disclosures.

Oxford Global Total Return Fund

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on during the period of time indicated below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/11/08)	Annualized Expense Ratio	Ending Account Value (3/31/09)	Expenses Paid During Period* (11/11/08 to 3/31/09)
Actual *
Class A	$1,000.00	2.00%	$1,019.72	$ 7.80
Class C	$1,000.00	2.75%	$1,020.00	$10.73
Class I	$1,000.00	1.75%	$1,025.00	$ 6.84
Hypothetical (5% return before expenses) **
Class A	$1,000.00	2.00%	$1,014.96	$10.05
Class C	$1,000.00	2.75%	$1,011.22	$13.79
Class I	$1,000.00	1.75%	$1,016.21	$ 8.80

 *Actual Expenses Paid During  Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 141/365 (to reflect the number of days in the period).

 **Hypothetical Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the number of days in the six month period ending March 31, 2009).

Portfolio Holdings Summary (Unaudited)

As of March 31, 2009

Portfolio Holdings by Industry	% of Net Assets		% of Net Assets
Common Stocks	14.56%
Oil & Gas	2.43	Agriculture	0.80
Miscellaneous Manufacturing	2.31	Semiconductors	0.58
Pharmaceuticals	1.72	Exchange Traded Funds	0.57
Aerospace/Defense	1.26	Home Furnishings	0.37
Telecommunications	1.07	Food	0.36
Chemicals	0.86	Media	0.33
Household Products	0.84	Engineering & Construction	0.25
Beverages	0.81	Cash & Other Assets Less Liabilities	85.44

                                                                                 Total Net Assets

                                                                              100.00

Approval of Advisory Agreement (Unaudited)

In connection with a regular meeting held on May 29, 2008 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement between the Trust and the Adviser, on behalf of the Oxford Global Total Return Fund (the “Advisory Agreement”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s similarly managed accounts, and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance; however, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.75% annual advisory fee based on the average net assets of the Fund.  The Board discussed the comparison of advisory fees and total operating expense data and reviewed the Fund’s projected advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trust’s independent counsel explained the obligations of the Adviser and the basis for its compensation under the terms of its proposed Advisory Agreement. The Trust’s President discussed the Adviser’s investment philosophy for the Fund and its plans for raising assets.  The Trustees discussed the proposed management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable in light of the services to be provided.  The Trustees concluded that the Fund’s estimated expense ratio was acceptable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

Investment Adviser

The Oxford Private Client Group, LLC

1900 LaSalle Avenue, N.

Minneapolis, Minnesota 55403

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Citibank, N.A.

One Sansome Street, 25th Floor

San Francisco, CA 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-350-8668 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-350-8668.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

6/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

6/8/09

By (Signature and Title)

/s/Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

6/8/09